UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon Special Opportunities Management, LLC
Address:  590 Madison Avenue, 34th Floor
          New York, NY 10022

13 File Number: 28-12573

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Paul Szep
Title:     Chief Financial Officer
Phone:     (212) 829-4044
Signature, Place and Date of Signing:



Signature:	______________________
Place:		New York, NY
Date:		November 12, 2009



Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT. (Check here if all holdings of this reporting
		manager are reported in this report.)
[  ]        13F NOTICE. (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[  ]        13F COMBINATION REPORT. (Check here if a portion of the
		holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number:	28-12571
Name:			Mr. Raj Rajaratnam

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    80

Form 13F Information Table Value Total:    250115


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:				1
Form 13F File Number:		28-12571
Name:				Mr. Raj Rajaratnam

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SH-OTH    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALCATEL-LUCENT ADS             ADRS STOCKS      013904305      590   131300 SH       SH-OTH                    0   131300        0
D AMAZON COM INC  COM STK        COMMON STOCK     023135106      555     5950 SH       SH-OTH                    0     5950        0
D AMAZON COM INC  COM STK        OPTIONS - CALLS  99OBXH2V9     1867    20000 SH  CALL SH-OTH                    0    20000        0
D ANADIGICS INC  COM STK         COMMON STOCK     032515108     6361  1350618 SH       SH-OTH                    0  1350618        0
D APPLE INC  COM STK             COMMON STOCK     037833100     1724     9300 SH       SH-OTH                    0     9300        0
D APPLE INC  COM STK             OPTIONS - CALLS  99OBVLZ12     1854    10000 SH  CALL SH-OTH                    0    10000        0
D ASML HOLDING NV  ADR           ADRS STOCKS      N07059186      949    32100 SH       SH-OTH                    0    32100        0
D ATHEROS COMMUNICATIO NS INC CO COMMON STOCK     04743P108     3019   113800 SH       SH-OTH                    0   113800        0
D ATHEROS COMMUNICATIO NS INC CO OPTIONS - CALLS  99OC69T95     1724    65000 SH  CALL SH-OTH                    0    65000        0
D AVAGO TECHNOLOGIES LTD         COMMON STOCK     Y0486S104     4251   249050 SH       SH-OTH                    0   249050        0
D BEST BUY INC  COM STK          COMMON STOCK     086516101     1602    42700 SH       SH-OTH                    0    42700        0
D BROADCOM CORP CL A COM STK     COMMON STOCK     111320107     1803    58750 SH       SH-OTH                    0    58750        0
D BROADCOM CORP CL A COM STK     OPTIONS - CALLS  99OBZZMJ2      767    25000 SH  CALL SH-OTH                    0    25000        0
D CHARTERED SEMICONDUC TOR MANUF ADRS STOCKS      16133R205     1055    56759 SH       SH-OTH                    0    56759        0
D CISCO SYSTEMS INC  COM STK     COMMON STOCK     17275R102     3059   129950 SH       SH-OTH                    0   129950        0
D CLEARWIRE CORP CL A COM STK    COMMON STOCK     18538Q105      213    26250 SH       SH-OTH                    0    26250        0
D CTRIP.COM INTERNATIO NAL LTD A ADRS STOCKS      22943F100     3069    52200 SH       SH-OTH                    0    52200        0
D CYMER INC  COM STK             COMMON STOCK     232572107     1863    47950 SH       SH-OTH                    0    47950        0
D DELL INC  COM STK              OPTIONS - CALLS  99OC5QB14     4578   300000 SH  CALL SH-OTH                    0   300000        0
D EBAY INC  COM STK              COMMON STOCK     278642103     2679   113500 SH       SH-OTH                    0   113500        0
D EMC CORP MASS  COM STK         COMMON STOCK     268648102     2713   159200 SH       SH-OTH                    0   159200        0
D ENTROPIC COMMUNICATI ONS INC C COMMON STOCK     29384R105     3499  1276965 SH       SH-OTH                    0  1276965        0
D EXTREME NETWORKS INC  COM STK  COMMON STOCK     30226D106       63    22500 SH       SH-OTH                    0    22500        0
D F5 NETWORKS INC  COM STK       COMMON STOCK     315616102     1547    39038 SH       SH-OTH                    0    39038        0
D F5 NETWORKS INC  COM STK       OPTIONS - CALLS  99OBRFQV4     4359   110000 SH  CALL SH-OTH                    0   110000        0
D FORD MOTOR COMPANY COM STK     COMMON STOCK     345370860     1187   164700 SH       SH-OTH                    0   164700        0
D GARMIN LTD  COM STK            OPTIONS - PUTS   99OBXYYB1     1132    30000 SH  PUT  SH-OTH                    0    30000        0
D GLOBAL CROSSING LTD  COM STK   COMMON STOCK     G3921A175      490    34300 SH       SH-OTH                    0    34300        0
D GOLDMAN SACHS GROUP INC COM ST OPTIONS - CALLS  99OBVDGX1     6176    33500 SH  CALL SH-OTH                    0    33500        0
D GOOGLE INC CL A COM STK        COMMON STOCK     38259P508     2727     5500 SH       SH-OTH                    0     5500        0
D HURON CONSULTING GRO UP INC CO OPTIONS - CALLS  99AJJ49Z6     8136   315000 SH  CALL SH-OTH                    0   315000        0
D INTERNATIONAL RECTIF IER CORP  COMMON STOCK     460254105      959    49200 SH       SH-OTH                    0    49200        0
D JUNIPER NETWORKS INC  COM STK  COMMON STOCK     48203R104     2372    87775 SH       SH-OTH                    0    87775        0
D MARVELL TECHNOLOGY G ROUP LTD  COMMON STOCK     G5876H105     1262    77950 SH       SH-OTH                    0    77950        0
D MARVELL TECHNOLOGY G ROUP LTD  OPTIONS - CALLS  99AHWLDB5     2105   130000 SH  CALL SH-OTH                    0   130000        0
D MGM MIRAGE  COM STK            COMMON STOCK     552953101     3727   309550 SH       SH-OTH                    0   309550        0
D MICRON TECHNOLOGY IN C COM STK COMMON STOCK     595112103     2592   316050 SH       SH-OTH                    0   316050        0
D MICROSTRATEGY INC  COM STK     COMMON STOCK     594972408     4371    61104 SH       SH-OTH                    0    61104        0
D MICROTUNE INC DEL  COM STK     COMMON STOCK     59514P109      257   141394 SH       SH-OTH                    0   141394        0
D MOTOROLA INC  COM STK          COMMON STOCK     620076109     1946   226537 SH       SH-OTH                    0   226537        0
D NETEASE COM INC  ADR           ADRS STOCKS      64110W102      450     9850 SH       SH-OTH                    0     9850        0
D NOKIA CORP  ADR                ADRS STOCKS      654902204     3815   260950 SH       SH-OTH                    0   260950        0
D NOVELLUS SYS INC  COM STK      COMMON STOCK     670008101     2718   129550 SH       SH-OTH                    0   129550        0
D NVIDIA CORP  COM STK           COMMON STOCK     67066G104      198    13200 SH       SH-OTH                    0    13200        0
D OPENWAVE SYSTEMS INC  COM STK  COMMON STOCK     683718308     1363   524100 SH       SH-OTH                    0   524100        0
D OPNEXT INC                     COMMON STOCK     68375V105     3900  1331090 SH       SH-OTH                    0  1331090        0
D PALM INC NEW  COM STK          COMMON STOCK     696643105      696    39886 SH       SH-OTH                    0    39886        0
D PALM INC NEW  COM STK          OPTIONS - PUTS   99OC6JK92     6897   395000 SH  PUT  SH-OTH                    0   395000        0
D PMC-SIERRA INC  COM STK        COMMON STOCK     69344F106      732    76621 SH       SH-OTH                    0    76621        0
D POWERSHARES QQQ NASD AQ 100    OPTIONS - PUTS   99OC43307    20491   485000 SH  PUT  SH-OTH                    0   485000        0
D POWERSHARES QQQ NASD AQ 100    OPTIONS - PUTS   99OC43323     6971   165000 SH  PUT  SH-OTH                    0   165000        0
D PRICELINE COM INC              COMMON STOCK     741503403     4336    26150 SH       SH-OTH                    0    26150        0
D QLOGIC CORP  COM STK           COMMON STOCK     747277101     3340   194200 SH       SH-OTH                    0   194200        0
D RESEARCH IN MOTION LTD         COMMON STOCK     760975102     6665    98550 SH       SH-OTH                    0    98550        0
D RESEARCH IN MOTION LTD         OPTIONS - CALLS  99OC6BYW3     3381    50000 SH  CALL SH-OTH                    0    50000        0
D RIVERBED TECH INC              COMMON STOCK     768573107     1103    50220 SH       SH-OTH                    0    50220        0
D RIVERBED TECH INC              OPTIONS - CALLS  99OC328K1     4063   185000 SH  CALL SH-OTH                    0   185000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OC47365    13727   130000 SH  PUT  SH-OTH                    0   130000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OC473K4    12143   115000 SH  PUT  SH-OTH                    0   115000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OC473L2    10031    95000 SH  PUT  SH-OTH                    0    95000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OC473M0     6863    65000 SH  PUT  SH-OTH                    0    65000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OC473N8     3168    30000 SH  PUT  SH-OTH                    0    30000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OC473T5     8447    80000 SH  PUT  SH-OTH                    0    80000        0
D SALESFORCE COM INC  COM STK    COMMON STOCK     79466L302     3291    57800 SH       SH-OTH                    0    57800        0
D SANDISK CORP  COM STK          COMMON STOCK     80004C101      717    33050 SH       SH-OTH                    0    33050        0
D SBA COMMUNICATIONS C ORP CL A  COMMON STOCK     78388J106     1565    57898 SH       SH-OTH                    0    57898        0
D SEAGATE TECHNOLOGY  COM STK    COMMON STOCK     G7945J104     2222   146116 SH       SH-OTH                    0   146116        0
D SKYWORKS SOLUTIONS I NC COM ST COMMON STOCK     83088M102     1934   146062 SH       SH-OTH                    0   146062        0
D SMART MODULAR TECHNO LOGIES (W COMMON STOCK     G82245104      571   119931 SH       SH-OTH                    0   119931        0
D SPRINT NEXTEL CORP             COMMON STOCK     852061100      645   163200 SH       SH-OTH                    0   163200        0
D STARENT NETWORKS  CORP COM STK COMMON STOCK     85528P108     6063   238500 SH       SH-OTH                    0   238500        0
D SYNAPTICS INC  COM STK         OPTIONS - PUTS   99OBWWL04     1638    65000 SH  PUT  SH-OTH                    0    65000        0
D SYNAPTICS INC  COM STK         OPTIONS - PUTS   99OC857W4     1638    65000 SH  PUT  SH-OTH                    0    65000        0
D TECH DATA CORP  COM STK        OPTIONS - PUTS   99OC88KT0     1664    40000 SH  PUT  SH-OTH                    0    40000        0
D VMWARE INC -CL A               COMMON STOCK     928563402     1294    32220 SH       SH-OTH                    0    32220        0
D VMWARE INC -CL A               OPTIONS - CALLS  99OC73452     1406    35000 SH  CALL SH-OTH                    0    35000        0
D WINDSTREAM CP                  COMMON STOCK     97381W104     1000    98700 SH       SH-OTH                    0    98700        0
D YAHOO INC  COM STK             OPTIONS - CALLS  99OBSM8N6     1781   100000 SH  CALL SH-OTH                    0   100000        0
D YINGLI GREEN ENERGY HOLD ADR   ADRS STOCKS      98584B103      366    29350 SH       SH-OTH                    0    29350        0
D YINGLI GREEN ENERGY HOLD ADR   OPTIONS - CALLS  99OC6MZV0     1620   130000 SH  CALL SH-OTH                    0   130000        0
S REPORT SUMMARY                 80 DATA RECORDS              250115